ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Accrued expenses	121,149	75,010	10,875
Salaries and welfare payable	42,628	73,803	10,700
Business and other taxes payable	20,954	27,961	4,054
Contractual liabilities	81,032	100,802	14,615
Other payables	116,414	142,305	20,635
	382,177	419,881	60,879